Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases Tables [Abstract]
Schedule of right-of-use assets and lease liabilities recognized and movements	Right-of-use assets and lease liabilities

The right-of-use assets are included in the investment in sublease on the statement of financial position. Set out below are the carrying amounts of the Company’s right-of-use assets and lease liabilities recognized and the movements during the year ended December 31, 2025 and 2024:

	Right-of-use assets	Lease liabilities
Balance, as at December 31, 2023	670	2,709
Modification of lease	(477)	(560)
Depreciation	(109)	—
Interest expense	—	140
Payments	—	(748)
Balance, as at December 31, 2024	84	1,541
Additions	83	83
Depreciation	(88)	—
Interest expense	—	77
Payments	—	(681)
Balance, as at December 31, 2025	79	1,020

Schedule of consolidated statement of reconciliation of a balance sheet account	Investment in Sublease, net

	As at
	December 31, 2025	December 31, 2024
Balance, beginning of the period	989	1,228
Interest accretion	105	142
Payments from sublessor	(449)	(381)
Balance, end of the period	645	989

8.

Amount recognized in the consolidated statements of operations and comprehensive income (loss):

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Depreciation of right-of-use assets	89	107	304
Interest expense on lease liabilities	77	140	178
Expenses relating to short term leases	412	508	449
Impairment	—	—	669
Variable lease payments	82	123	429
Total	660	878	2,029